CONSECO SERIES TRUST
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032

EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                                    Re:     Conseco Series Trust
                                            --Conseco 20 Focus Portfolio
                                            --Equity Portfolio
                                            --Balanced Portfolio
                                            --High Yield Portfolio
                                            --Fixed Income Portfolio
                                            --Government Securities Portfolio
                                            --Money Market Portfolio


                                            1933 Act File No. 002-80455
                                            1940 Act File No. 811-03641

                                            May 7, 2001

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 29 (the "Amendment") to the Fund's Registration Statement of Form N-1A. This Amendment was filed electronically on May 1, 2001.

         Please contact me at (317) 817-6422 should you have any questions regarding this filing.

                                                     Sincerely,

                                                     /s/ William P. Kovacs
                                                     ---------------------
                                                     William P. Kovacs,
                                                     Vice President